Long-Term Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Long-Term Debt

	December 31,
	2011	2010
7.25% notes due 2012	$ 250	$ 250
8.75% notes due 2014	175	175
4.875% notes due 2014	250	250
9.625% notes due 2015	250	250
6.125% notes due 2016	175	175
5.75% notes due 2017	400	400
Term loan facility due 2018 (4.00% interest rate at December 31, 2011)	328	—
7.625% notes due 2019	400	—
5.50% notes due 2020	250	250
4.65% notes due 2022	300	—
9.00% debentures due 2024	65	65
6.85% notes due 2040	250	250
6.10% notes due 2042	300	—
6.75% notes due 2011	—	177
6.75% convertible subordinated debentures due 2012	—	7
Revolving credit loan, floating interest rate	—	31
Other	53	38

	3,446	2,318
Less: unamortized discount	5	4
current portion	282	178

	$3,159	$2,136

Long-Term Debt Maturities And Sinking Fund Requirements

2012	$282	2015	$253
2013	$4	2016	$178
2014	$429

Schedule Of Long-Term Debt (Including Current Portion) By Issuer

	December 31,
	2011	2010
Sunoco, Inc.	$964	$1,147
Sunoco Logistics Partners L.P.	1,698	1,129
SunCoke Energy, Inc.	726	—
Other	53	38

	$3,441	$2,314